Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

We currently grant stock options and restricted stock units under our 2020 Plan and our 2025 Inducement Equity Incentive Plan (Inducement Plan). With respect to these types of equity awards, we do not have a formal policy regarding the timing of grant. However, we generally grant annual refresh equity awards to our named executive officers and other eligible employees at the compensation committee’s regularly scheduled meeting in the beginning of each year. This meeting is scheduled many months in advance. In 2024, we also granted the annual equity awards to our non-employee directors on the first trading day immediately following the annual meeting of the Company’s stockholders. In 2025, we changed our policy for annual equity awards to our non-employee directors to grant such awards on the first trading day on or after January 20 of each year to align the timing of such automatic grants with the grant timing for the annual refresh equity awards for our executives and other eligible employees. Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes or in other relevant circumstances. Under the Inducement Plan, which is only available for grants to new employees, we also grant equity awards at the time of the new employee hire joining the Company.

Award Timing Method	we do not have a formal policy regarding the timing of grant. However, we generally grant annual refresh equity awards to our named executive officers and other eligible employees at the compensation committee’s regularly scheduled meeting in the beginning of each year. This meeting is scheduled many months in advance. In 2024, we also granted the annual equity awards to our non-employee directors on the first trading day immediately following the annual meeting of the Company’s stockholders. In 2025, we changed our policy for annual equity awards to our non-employee directors to grant such awards on the first trading day on or after January 20 of each year to align the timing of such automatic grants with the grant timing for the annual refresh equity awards for our executives and other eligible employees. Outside of our annual equity refresh award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes or in other relevant circumstances. Under the Inducement Plan, which is only available for grants to new employees, we also grant equity awards at the time of the new employee hire joining the Company.